Annual Fund Operating Expenses	Apr. 28, 2025
Schwab S&P 500 Index Portfolio | Schwab S&P 500 Index Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.03%
Schwab Government Money Market Portfolio | Schwab Government Money Market Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.27%
Schwab VIT Balanced Portfolio | Schwab VIT Balanced Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.05%	[1]
Net Expenses (as a percentage of Assets)	0.57%	[1]
Schwab VIT Balanced with Growth Portfolio | Schwab VIT Balanced with Growth Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.05%	[2]
Net Expenses (as a percentage of Assets)	0.54%	[2]
Schwab VIT Growth Portfolio | Schwab VIT Growth Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.06%	[3]
Net Expenses (as a percentage of Assets)	0.55%	[3]

[1]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
[2]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
[3]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.